Average Annual Total Returns		12 Months Ended		32 Months Ended	41 Months Ended	60 Months Ended		102 Months Ended
		Dec. 31, 2024		Dec. 31, 2024 [2]	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	[4]
Holbrook Structured Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%		1.23%
Holbrook Structured Income Fund | Holbrook Structured Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		7.54%		8.20%
Performance Inception Date		May 02, 2022
Holbrook Structured Income Fund | Holbrook Structured Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		10.21%		9.45%
Performance Inception Date		May 02, 2022
Holbrook Structured Income Fund | Holbrook Structured Income Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.20%		5.21%
Holbrook Structured Income Fund | Holbrook Structured Income Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.95%		5.36%
Holbrook Structured Income Fund | Holbrook Structured Income Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		9.68%		8.92%
Performance Inception Date		May 02, 2022
Holbrook Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	[3]		(2.33%)	(0.33%)	[3]	0.84%	[3],[5]
Holbrook Income Fund | Bank of America/Merrill Lynch 1-3 Year U.S. Corporate & Government Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.47%	[6]		1.33%	1.61%	[6]	1.67%	[6],[7]
Holbrook Income Fund | Holbrook Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		6.57%			2.83%
Performance Inception Date		Jul. 23, 2021
Holbrook Income Fund | Holbrook Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		8.05%				5.03%		4.80%
Performance Inception Date		Jul. 06, 2016
Holbrook Income Fund | Holbrook Income Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.83%				2.45%		2.78%
Holbrook Income Fund | Holbrook Income Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.71%				2.72%		2.87%
Holbrook Income Fund | Holbrook Income Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		7.50%				4.50%		4.28%
Performance Inception Date		Jul. 06, 2016

[1]	The Bloomberg US Aggregate Bond Index: The index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Investors cannot invest directly in an index or benchmark.
[2]	Inception date is May 2, 2022.
[3]	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing
[4]	Inception date is July 6, 2016, for Class I and Investor Class shares. Inception date is July 23, 2021, for Class A shares.
[5]	Performance since July 23, 2021, (the inception date of the Class A shares) is -2.33%.
[6]	The Bank of America /Merrill Lynch 1-3 Year U.S. Corporate & Government Bond Index is a subset of the Bank of America Merrill Lynch U.S. Government/Corporate Index and tracks the performance of investment-grade debt securities with a remaining term to final maturity of less than 3 years. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[7]	Performance since July 23, 2021, (the inception date of the Class A shares) is 1.33%.